Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Reconciliation of Profit Under US GAAP
The following table includes the reconciliation of Adjusted EBIT and Adjusted EBITDA, non-GAAP financial measures, to net income, the most comparable U.S. GAAP financial measure, for the years ended December 31, 2018, 2017, and 2016.

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Net income	$1,099	$290	$(261)
Income tax (expense)	417	457	297
Interest expenses of Industrial Activities, net of interest income and eliminations	368	482	541
Foreign exchange (gains) losses, net	171	124	142
Finance and non-service component of Pension and other post-employment benefit costs	(15)	102	107
Restructuring expenses	61	93	44
Venezuelan re-measurement and impairment of assets, and 2017 year-end deconsolidation of Venezuelan operations	—	92	34
Chinese joint venture restructuring	—	—	9
European Commission settlement	—	—	551
Adjusted EBIT	$2,101	$1,640	$1,464
Depreciation and Amortization	703	725	716
Depreciation of assets under operating leases and assets sold with buy-back commitments	634	625	545
Adjusted EBITDA	$3,438	$2,990	$2,725

Schedule of Profit by Reportable Segment
The following summarizes Adjusted EBIT by reportable segment:

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Agricultural Equipment	$1,036	$791	$642
Construction Equipment	91	(16)	(44)
Commercial Vehicles	299	195	279
Powertrain	406	360	233
Unallocated items, eliminations and other	(247)	(187)	(142)
Total Industrial Activities	$1,585	$1,143	$968
Financial Services	516	497	496
Adjusted EBIT	$2,101	$1,640	$1,464

The following summarizes Adjusted EBITDA by reportable segment:

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Agricultural Equipment	$1,339	$1,106	$951
Construction Equipment	152	49	25
Commercial Vehicles	890	735	771
Powertrain	536	488	357
Unallocated items, eliminations and other	(246)	(187)	(142)
Total Industrial Activities	$2,671	$2,191	$1,962
Financial Services	767	799	763
Adjusted EBITDA	$3,438	$2,990	$2,725

Summary of Operating Segment Information
A summary of additional operating segment information as of and for the years ended December 31, 2018, 2017, and 2016 is as follows:

	Years Ended December 31,
	2018	2017	2016
	(in millions)
Revenues:
Agricultural Equipment	$11,682	$10,683	$9,690
Construction Equipment	3,021	2,530	2,206
Commercial Vehicles	10,939	10,562	9,628
Powertrain	4,565	4,369	3,707
Eliminations and other	(2,376)	(2,375)	(2,015)
Net sales of Industrial Activities	27,831	25,769	23,216
Financial Services	1,989	2,028	1,916
Eliminations and other	(114)	(96)	(37)
Total Revenues	$29,706	$27,701	$25,095
Depreciation and Amortization (*):
Agricultural Equipment	301	315	309
Construction Equipment	61	65	69
Commercial Vehicles	206	212	208
Powertrain	130	128	124
Other activities and adjustments	1	—	—
Depreciation and amortization of Industrial Activities	699	720	710
Financial Services	4	5	6
Depreciation and amortization	$703	$725	$716
Expenditures for long-lived assets (*):
Agricultural Equipment	$224	$208	$194
Construction Equipment	40	36	36
Commercial Vehicles	195	152	173
Powertrain	91	90	96
Other activities	—	2	2
Expenditures for long-lived assets of Industrial Activities	550	488	501
Financial Services	8	4	2
Expenditures for long-lived assets	$558	$492	$503

(*)	Excluding assets sold with buy-back commitments and equipment on operating leases

Summary of net revenue
The following tables summarize previously reported revenues for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Agricultural Equipment	$11,682	$10,683	$9,690
Construction Equipment	3,021	2,530	2,206
Commercial Vehicles	10,939	10,562	9,628
Powertrain	4,565	4,369	3,707
Eliminations and Other	(2,376)	(2,375)	(2,015)
Total Industrial Activities	$27,831	$25,769	$23,216
Financial Services	1,989	2,028	1,916
Eliminations and Other	(114)	(96)	(37)
Total Revenues	$29,706	$27,701	$25,095
The following highlights revenues earned from external customers in the rest of the world by destination:

	2018	2017	2016
	(in millions)
United States	$5,719	$5,014	$4,946
Italy	3,383	3,021	2,798
France	2,994	2,658	2,633
Brazil	2,093	1,789	1,586
Germany	2,062	1,833	1,650
Canada	1,124	1,182	1,141
Australia	929	1,063	929
Spain	1,084	1,016	924
Argentina	524	984	678
Poland	658	507	442
Other	8,130	7,770	6,542
Total Revenues from external customers in the rest of world	$28,700	$26,837	$24,269

Schedule Of Long-lived Assets By Geographical Area
The following highlights long-lived tangible and intangible assets by geographic in the rest of the world:

	At December 31,
	2018	2017
	(in millions)
United States	$5,311	$4,850
Italy	1,531	1,663
France	830	897
Germany	671	809
Spain	626	749
Canada	240	565
Brazil	308	386
China	534	278
Other	648	1,455
Total Long-lived assets in the rest of the world	$10,699	$11,652